Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of related party [Abstract]
Schedule of Transactions with Key Management Personnel	The table below details, on an aggregated basis, key management personnel compensation:

Compensation	2024 £m	2023 £m	2022 £m
Salaries and other short-term benefits	14	15	11
Share-based payments	18	15	14
Total compensation	32	30	25

Share options over Lloyds Banking Group plc shares	2024 million	2023 million	2022 million
At 1 January	–	–	–
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	–	–	–
Exercised/lapsed (includes entitlements of former key management personnel)	–	–	–
At 31 December	–	–	–

Share plans settled in Lloyds Banking Group plc shares	2024 million	2023 million	2022 million
At 1 January	55	72	74
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	69	27	29
Exercised/lapsed (includes entitlements of former key management personnel)	(10)	(44)	(31)
At 31 December	114	55	72
The tables below detail, on an aggregated basis, balances outstanding at the year end and related income and expense, together with information relating to other transactions between the Group and its key management personnel:

Loans	2024 £m	2023 £m	2022 £m
At 1 January	1	2	3
Advanced (includes loans to appointed key management personnel)	1	–	1
Repayments (includes loans to former key management personnel)	(1)	(1)	(2)
At 31 December	1	1	2

Deposits	2024 £m	2023 £m	2022 £m
At 1 January	14	10	11
Placed (includes deposits of appointed key management personnel)	32	45	37
Withdrawn (includes deposits of former key management personnel)	(38)	(41)	(38)
At 31 December	8	14	10

Schedule of Balances and Transactions Between Members of the Lloyds Bank Group	The Bank and its subsidiaries have balances due to and from the Bank’s parent company, Lloyds Banking Group plc and fellow subsidiaries of the Bank. These are included on the Group’s balance sheet as follows:

	2024 £m	2023 £m
Assets, included within:
Derivative financial instruments	807	1,137
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	560	840
Financial assets at fair value through profit or loss	–	1
	1,367	1,978
Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	4,049	2,932
Derivative financial instruments	687	953
Debt securities in issue at amortised cost	19,198	18,131
Subordinated liabilities	7,336	6,919
	31,270	28,935